12. Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries, bonus and benefits	R$ (1,903,852)	R$ (1,708,111)	R$ (1,656,785)
Key Management Personnel of Entity [Member]
Disclosure of transactions between related parties [line items]
Salaries, bonus and benefits	75,979	57,838	38,134
Related taxes and charges	11,062	6,019	4,690
Share-based payments	10,234	11,219	11,226
Remuneration	R$ 97,275	R$ 75,076	R$ 54,050